UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22709
                                                    -----------

                       First Trust Exchange-Traded Fund V
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: December 31, 2013
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund V
--------------------------------------------------------------------------------

      First Trust Morningstar Managed Futures Strategy
      Fund (FMF)


----------------------------
       Annual Report
       For the Period
       August 1, 2013
(Commencement of Operations)
 through December 31, 2013
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                                 ANNUAL REPORT
                               DECEMBER 31, 2013

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Commentary.........................................................  4
Understanding Your Fund Expenses.............................................  6
Consolidated Portfolio of Investments........................................  7
Consolidated Statement of Assets and Liabilities.............................  9
Consolidated Statement of Operations......................................... 10
Consolidated Statement of Changes in Net Assets.............................. 11
Consolidated Financial Highlights............................................ 12
Notes to Consolidated Financial Statements................................... 13
Report of Independent Registered Public Accounting Firm...................... 19
Additional Information....................................................... 20
Board of Trustees and Officers............................................... 26
Privacy Policy............................................................... 28

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the First Trust Morningstar Managed Futures Strategy Fund (the "Fund"), the sole series of the Trust, to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO

                               DECEMBER 31, 2013
Dear Shareholders:

I am pleased to present you with the first annual report for your investment in First Trust Morningstar Managed Futures Strategy Fund (the "Fund").

As a shareholder, twice a year you will receive a detailed report about your investment, including portfolio commentary from the Fund's management team, a performance analysis and a market and Fund outlook. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Fund's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

As you are probably aware, the Fund is new, having just launched in August. The fourth quarter of 2013 was a positive one for the markets, and we believed it was a good time to launch an investment with this type of strategy. First Trust believes that staying invested in quality products and having a long-term horizon can help investors as they work toward their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)

First Trust Morningstar Managed Futures Strategy Fund's (the "Fund") investment objective is to seek to provide investors with positive returns. The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve positive returns that are not directly correlated to broad market equity or fixed income returns. The Fund uses as a benchmark, the Morningstar Diversified Futures Index (the "Benchmark"), which is developed, maintained and sponsored by Morningstar, Inc. ("Morningstar"). The Fund seeks to exceed the performance of the Benchmark by actively selecting investments for the Fund with varying maturities from the underlying components of the Benchmark. The Fund is not an "index tracking" ETF and is not required to invest in all of the components of the Benchmark. However, the Fund will generally seek to hold similar instruments to those included in the Benchmark and seek exposure to commodities, currencies and equity indexes included in the Benchmark.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar. Morningstar's only relationship to the Fund is the licensing of certain service marks and service names of Morningstar and of the Benchmark, which is determined, composed and calculated by Morningstar without regard to the Fund's advisor or the Fund. The Fund is not obligated to invest in the same instruments included in the Benchmark. There can be no assurance that the Fund's performance will exceed the performance of the Benchmark at any time.

Under normal market conditions, the Fund through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), invests in a portfolio of exchange-listed commodity futures, currency futures and equity index futures (collectively, "Futures Instruments").

The Fund does not invest directly in Futures Instruments. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Subsidiary is advised by First Trust Advisors L.P., the Fund's advisor.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                               TOTAL RETURNS
                                                            Inception (8/1/2013)
                                                               to 12/31/2013

FUND PERFORMANCE
NAV                                                                3.87%
Market Price                                                       3.61%

INDEX PERFORMANCE
Morningstar Diversified Futures Index                              4.44%
Bank of America Merrill Lynch 0-3 Month US T-Bill Index            0.01%
S&P 500(R) Index                                                   9.29%
--------------------------------------------------------------------------------
Total returns for the period since inception are calculated from the inception date of the Fund.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)

----------------------------------------------------------------------------------------------------------------------
                                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          AUGUST 1, 2013 - DECEMBER 31, 2013

            First Trust Morningstar Managed    Morningstar Diversified    Bank of America Merrill Lynch    S&P 500(R)
            Futures Strategy Fund (FMF)        Futures Index              0-3 Month US T-Bill Index        Index
8/1/13      $10,000                            $10,000                    $10,000                          $10,000
12/31/13     10,387                             10,444                     10,001                           10,929
----------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 2, 2013 (commencement of trading) through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/2/13 - 12/31/13            46               0               1             1
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/2/13 - 12/31/13            55               2               0             0

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                               DECEMBER 31, 2013

First Trust Advisors L.P. ("First Trust"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor, commodity pool operator and commodity trading advisor to the First Trust Morningstar Managed Futures Strategy Fund (the "Fund" or "FMF"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio. First Trust serves as advisor or sub-advisor for 15 mutual fund portfolios, eight exchange-traded funds consisting of 79 series and 14 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), 120 East Liberty Drive, Wheaton, Illinois 60187. There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of the Investment Committee with daily decisions being primarily made by John Gambla and Rob A. Guttschow. The Investment Committee consists of John Gambla, Rob A. Guttschow, Daniel J. Lindquist, Jon C. Erickson, David G. McGarel, Roger F. Testin, Todd Larson and Timothy S. Henry.

                           PORTFOLIO MANAGEMENT TEAM

JOHN GAMBLA - CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER

ROB GUTTSCHOW - CFA, SENIOR PORTFOLIO MANAGER

                                   COMMENTARY

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND

The Fund is an actively managed exchange-traded fund. The Fund's primary investment objective is to seek to provide investors with positive returns. The Fund seeks to achieve positive returns that are not directly correlated to broad market equity or fixed income returns. The Fund uses a benchmark, the Morningstar Diversified Futures Index (the "Benchmark"), which is developed, maintained and sponsored by Morningstar, Inc. The Fund seeks to exceed the performance of the Benchmark by actively selecting investments for the Fund with varying maturities from the underlying components of the Benchmark. The Benchmark seeks to reflect trends (in either direction) in the commodity futures, currency futures, and equity index futures markets. The benchmark is a fully collateralized futures index that includes highly-liquid, futures contracts in commodities, currencies and equity indexes. The Fund is not an "index tracking" ETF and is not required to invest in all of the components of the Benchmark. However, the Fund will generally seek to hold similar instruments to those included in the Benchmark and seek exposure to commodities, currencies and equity indexes included in the Benchmark. This commentary discusses the 12-month market performance ended December 31, 2013, and the Fund performance for the period from August 1, 2013 to December 31, 2013.

MARKET RECAP

The economic recovery in the United States, after pausing in the 4th Quarter of 2012, appeared to gain steadily during 2013. Responding to the improving economic outlook, stock markets rallied strongly throughout the year with the S&P 500(R) Index gaining 32.39% on a total return basis.

Bonds suffered during the year as market participants attempted to anticipate how and when the Federal Reserve would scale back and/or cease its quantitative easing program. By December 31, 2013, 10-year Treasury yields had risen by 126 basis points (1.26%), finishing the year at 3.03%. The overall bond market as measured by the Barclays Aggregate had a slightly better year than treasuries as corporate spread tightening offset some of the rise in treasury yields. The Barclays Aggregate Total Return for the year was -2.0% versus the 10-year Treasury total return of -7.75% (Ryan Labs 10 Year Index).

Commodity markets continued to perform poorly with the Dow Jones UBS Commodity Total Return Index (the "DJUBSTR") declining by -9.52% during the year, after falling -1.05% in 2012 and -13.32% in 2011. As markets were anticipating the Federal Reserve tightening process (or at least less easing) in the 2nd quarter, commodities sold off in response, perhaps in the belief that the prospects for higher than anticipated inflation were diminishing and thus the need for inflation related hedges was lower. Of particular note was the massive two day decline in gold on April 12 and April 15. During those two days, spot gold fell 13.6% as measured by the Bloomberg spot gold price. For the year, spot gold was down -28.3%, gold's worst yearly performance since 1981. The only sub-index of the DJUBSTR to post a positive return for the calendar year was the energy sub-index, returning +5.13%. The other sub-indices were also negative with precious metals down -30.8%, livestock down -3.54%, industrial metals down -13.68%, and agriculture commodities down -14.3%.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                               DECEMBER 31, 2013

FUND PERFORMANCE

The Fund's inception date was August 1, 2013. The Fund's performance from inception through December 31, 2013 was positive 3.87%, which compares to the Benchmark's return of 4.44% and the S&P 500 (R) Index return of 9.29% over the same period. As of December 31, 2013, the Fund's NAV was $50.73, above the original NAV of $50.00. The Fund paid a year-end distribution of $1.2058 per share to holders of record on December 20, 2013.

During this performance period, all nine global equity index futures in the Benchmark were up in price, with an average price gain of 10.2%. The Fund was overweight equity futures during the performance period, resulting in the Fund's performance comparing favorably versus the benchmark. As of December 31, 2013, the benchmark held a long position in all nine equity index futures contracts, as equity futures continued to trade above their one year moving average. The Fund, in order to best approximate the benchmark's exposure, held long positions in six equity futures and flat positions in two.

Currency futures contributed modestly to the absolute return of the Fund. During the performance period, the six currencies futures tracked by the Fund had an average return of 1.38%. The best performing currency was the British Pound, up 8.39% versus the dollar while the worst performing currency was the Japanese Yen, down 6.27% versus the dollar. As of December 31, 2013, the Fund was short Australian Dollars, Canadian Dollars, and Japanese Yen while being long British Pounds, Swiss Francs, and the Euro.

Commodity futures also contributed modestly to the absolute return of the Fund with net gains being made on the short side and smaller net losses occurring on the long side. In total, including the monthly changes in long and short positions, the Fund was short 11 commodities and long 11 commodities during the performance period. The biggest positive impact on performance was the Fund's short position in Corn while the biggest negative impact was the Fund's long position in WTI Crude Oil. As of December 31, 2013, the Fund was long eight commodities, short nine commodities and flat on two commodities.

MARKET AND FUND OUTLOOK

Today, we believe the Fund is well positioned to achieve its investment objective of seeking to achieve positive total returns that are not directly correlated to the broad market equity and fixed income returns. The Fund's broadly diversified palette of investments, combined with its long/short trend following system, may provide the Fund with the potential to profit in a variety of economic environments and to do so in such a manner as to be uncorrelated with traditional long only stock and bond market indexes. As of year-end, strong trends continue to persist in the equity markets, which the Fund has benefitted from in the past. While currencies and commodities have had mixed performance as asset classes, the Fund's long/short methodology has allowed it to earn incremental returns, even though no strong asset class trends persist. We believe that the active management of the Fund will continue to produce strong risk adjusted returns that are uncorrelated with traditional long-only and equity and bond markets.

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2013 (UNAUDITED)

As a shareholder of First Trust Morningstar Managed Futures Strategy Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended December 31, 2013.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE PERIOD
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS   AUGUST 1, 2013 (a) TO
                                                AUGUST 1, 2013 (a)   DECEMBER 31, 2013    IN THE PERIOD   DECEMBER 31, 2013 (b)
--------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
Actual                                              $1,000.00           $1,038.70             0.95%                $4.06
Hypothetical (5% return before expenses)            $1,000.00           $1,020.42             0.95%                $4.84

(a)   Inception date.

(b) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (August 1, 2013 through December 31, 2013), multiplied by 153/365. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

 PRINCIPAL                                                                      STATED        STATED
   VALUE                               DESCRIPTION                              COUPON       MATURITY       VALUE
-----------  --------------------------------------------------------------  ------------  ------------  ------------
TREASURY BILLS - 8.7%

    450,000  U.S. Treasury Bill (a)........................................       (b)        3/20/14     $    449,947
                                                                                                         ------------
             TOTAL INVESTMENTS - 8.7% .................................................................       449,947
             (Cost $449,941) (c)

             NET OTHER ASSETS AND LIABILITIES - 91.3% .................................................     4,724,309
                                                                                                         ------------
             NET ASSETS - 100.0%  .....................................................................  $  5,174,256
                                                                                                         ============

-----------------------

(a) All or a portion of this security serves as collateral for open futures contracts.

(b)   Zero coupon bond.

(c) Aggregate cost for federal income tax purposes is $449,941. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.

The following futures contracts of the Fund's wholly-owned subsidiary were open at December 31, 2013 (See Note 2B - Futures Contracts in the Notes to Consolidated Financial Statements):

                                                NUMBER        NOTIONAL     EXPIRATION     APPRECIATION/
                                             OF CONTRACTS      VALUE          DATE        DEPRECIATION
-------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG:
-------------------------------------------------------------------------------------------------------
British Pound Currency Futures                     3        $    308,088     Mar-14        $     2,375
Brent Crude Futures                                2             211,740     Feb-14              9,320
CAC 40(R) Index Futures                            1              56,390     Mar-14              2,765
DAX Index Futures                                  1             313,952     Mar-14             16,405
Euro Currency Futures                              3             515,212     Mar-14              1,837
FTSE 100 Index Futures                             1             107,330     Mar-14              3,577
Gas Oil (ICE) Futures                              3             284,200     Feb-14             (1,150)
IBEX 35 Index Futures                              1             128,986     Jan-14              6,788
Lean Hogs Futures                                  1              36,250     Feb-14             (2,080)
Live Cattle Futures                                1              51,500     Jun-14                270
Natural Gas Futures                                6             265,050     Jan-14            (11,250)
NIKKEI 225 (OSE) Futures                           1             148,201     Mar-14              6,486
S&P500 E-mini Futures                              6             540,810     Mar-14             11,520
Soybean Futures                                    3             198,675     Mar-14             (4,800)
Soybean Meal Futures                               1              42,410     Mar-14               (710)
Swiss Franc Currency Futures                       1             140,537     Mar-14                175
WTI Crude Future                                   3             300,300     Mar-14             (4,980)
                                                            ------------                   -----------
                                                            $ 3 ,649,631                   $    36,548
                                                            ------------                   -----------

                 See Notes to Consolidated Financial Statements           Page 7

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013

                                                NUMBER        NOTIONAL     EXPIRATION     APPRECIATION/
                                             OF CONTRACTS      VALUE          DATE        DEPRECIATION
-------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS SHORT:
-------------------------------------------------------------------------------------------------------
Australian Dollar Currency Futures                 1        $    (90,475)    Mar-14        $     1,655
Canadian Dollar Currency Futures                   1             (93,760)    Mar-14              (160)
Coffee "C" Futures                                 1             (39,431)    Mar-14            (2,081)
Copper Futures                                     1             (79,438)    Mar-14            (5,475)
Corn Futures                                       8            (182,300)    Mar-14             13,500
Cotton No.2 Futures                                1             (39,645)    Jul-14            (2,345)
Gold Futures                                       2            (251,880)    Feb-14             11,420
Japanese Yen Currency Futures                      2            (242,312)    Mar-14              4,737
Silver Futures                                     1            (101,000)    Mar-14              4,150
Soybean Oil Futures                                2             (47,052)    Mar-14                 96
Sugar #11 (World) Futures                          4             (78,400)    Apr-14              4,211
Wheat Futures                                      2             (69,550)    Mar-14              9,025
                                                            ------------                   -----------
                                                            $ (1,315,243)                  $    38,733
                                                            ------------                   -----------
     TOTAL                                                  $  2,334,388                   $    75,281
                                                            ============                   ===========

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

                                                    ASSETS TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        12/31/2013        PRICES          INPUTS          INPUTS
                                                       ------------    ------------    ------------    ------------
Treasury Bills.......................................  $    449,947    $         --    $    449,947    $         --
Futures Contracts....................................       110,312         110,312              --              --
                                                       ------------    ------------    ------------    ------------
Total................................................  $    560,259    $    110,312    $    449,947    $         --
                                                       ============    ============    ============    ============


                                                 LIABILITIES TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        12/31/2013        PRICES          INPUTS          INPUTS
                                                       ------------    ------------    ------------    ------------
Futures Contracts....................................  $    (35,031)   $    (35,031)   $         --    $         --
                                                       ============    ============    ============    ============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

Page 8           See Notes to Consolidated Financial Statements

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

ASSETS:
Investments, at value..................................................       $      449,947
Cash...................................................................            4,683,901
Foreign currency segregated as collateral for futures contracts,
   at value............................................................               69,862
Receivables:...........................................................
   Variation margin....................................................              110,312
   Overpaid distribution...............................................               60,290
   Due from broker.....................................................               10,506
                                                                              --------------
      Total Assets                                                                 5,384,818
                                                                              --------------
LIABILITIES:
Payables:
   Due to broker                                                                     171,343
   Variation margin                                                                   35,031
   Investment advisory fees                                                            4,188
                                                                              --------------
      Total Liabilities                                                              210,562
                                                                              --------------
NET ASSETS.............................................................       $    5,174,256
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $    5,056,263
Par value..............................................................                1,020
Accumulated net investment income (loss)...............................               42,431
Net unrealized appreciation (depreciation) on investments, futures
   contracts and foreign currency translations.........................               74,542
                                                                              --------------
NET ASSETS.............................................................       $    5,174,256
                                                                              ==============
NET ASSET VALUE, per share.............................................       $        50.73
                                                                              ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................              102,000
                                                                              ==============
Investments, at cost...................................................       $      449,941
                                                                              ==============
Foreign currency segregated as collateral for futures contracts, at cost      $       70,583
                                                                              ==============

                 See Notes to Consolidated Financial Statements           Page 9

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE PERIOD AUGUST 1, 2013 (a) THROUGH DECEMBER 31, 2013

INVESTMENT INCOME:
Interest...............................................................       $          612
                                                                              --------------
   Total investment income                                                               612
                                                                              --------------
EXPENSES:
Investment advisory fees...............................................               20,224
                                                                              --------------
   Total expenses                                                                     20,224
                                                                              --------------
NET INVESTMENT INCOME (LOSS)...........................................              (19,612)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Futures                                                                        142,261
      Foreign currency transactions                                                       57
                                                                              --------------
Net realized gain (loss)...............................................              142,318
                                                                              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                             6
   Futures                                                                            75,281
   Foreign currency translation                                                         (745)
                                                                              --------------
Net change in unrealized appreciation (depreciation)...................               74,542
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              216,860
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $      197,248
                                                                              ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established. First Trust Portfolios L.P. seeded the Fund on June 12, 2013, in order to provide initial capital required by SEC rules.

Page 10          See Notes to Consolidated Financial Statements

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD AUGUST 1, 2013 (a) THROUGH DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss) .......................................       $      (19,612)
   Net realized gain (loss) ...........................................              142,318
   Net change in unrealized appreciation (depreciation) ...............               74,542
                                                                              --------------
   Net increase (decrease) in net assets resulting from operations ....              197,248
                                                                              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain ..................................................             (122,992)
                                                                              --------------
   Total distributions to shareholders ................................             (122,992)
                                                                              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold ..........................................            7,619,524
   Cost of shares redeemed ............................................           (2,519,524)
                                                                              --------------
  Net increase (decrease) in net assets resulting from shareholder
      transactions ....................................................            5,100,000
                                                                              --------------
   Total increase (decrease) in net assets ............................            5,174,256

NET ASSETS:
   Beginning of period ................................................                   --
                                                                              --------------
   End of period ......................................................       $    5,174,256
                                                                              ==============
   Accumulated net investment income (loss) at end of period ..........       $       42,431
                                                                              ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period ............................                   --
   Shares sold ........................................................              153,334
   Shares redeemed ....................................................              (51,334)
                                                                              --------------
   Shares outstanding, end of period ..................................       $      102,000
                                                                              ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established. First Trust Portfolios L.P. seeded the Fund on June 12, 2013, in order to provide initial capital required by SEC rules.

                 See Notes to Consolidated Financial Statements          Page 11

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                FOR THE PERIOD
                                                                 8/1/2013 (a)
                                                                   THROUGH
                                                                  12/31/2013
                                                                --------------
Net asset value, beginning of period                              $    50.00
                                                                  ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           (0.19)
Net realized and unrealized gain (loss)                                 2.13
                                                                  ----------
Total from investment operations                                        1.94
                                                                  ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net realized gain                                                      (1.21)
                                                                  ----------
Net asset value, end of period                                    $    50.73
                                                                  ==========
TOTAL RETURN (b)                                                        3.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                              $    5,174
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                           0.95%  (c)
Ratio of net investment income (loss) to average net assets            (0.92)% (c)
Portfolio turnover rate (d)                                                0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established. First Trust Portfolios L.P. seeded the Fund on June 12, 2013, in order to provide initial capital required by SEC rules.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 12          See Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                               DECEMBER 31, 2013


                                1. ORGANIZATION

First Trust Exchange-Traded Fund V (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on April 10, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of one fund - First Trust Morningstar Managed Futures Strategy Fund (the "Fund"), which trades under the ticker FMF on the NYSE Arca, Inc. and commenced operations on August 1, 2013. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests, or for cash or, in certain circumstances, both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide investors with positive returns. Under normal market conditions, the Fund, through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary (the "Subsidiary"), organized under the laws of the Cayman Islands, invests in a portfolio of exchange-listed commodity futures, currency futures and equity index futures (collectively, "Futures Instruments"). The Fund will not invest directly in Futures Instruments. The Fund seeks to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments will be valued as follows:

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price.

      U.S. Treasuries are valued on the basis of valuations provided by an independent pricing service approved by the Trust's Board of Trustees.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

If the Fund's investments are not able to be priced by their pre-established pricing methods, such investments may be valued by the Board of Trustees or its delegate at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                               DECEMBER 31, 2013

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.


The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of December 31, 2013, is included with the Fund's Portfolio of Investments.

B. Futures Contracts

The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity, currency and equity index futures contracts. When the Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or equity index) at a specified future date. When the Fund sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or equity index) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange's clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation.

      1. EXCHANGE-LISTED COMMODITY FUTURES CONTRACTS -- Commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Fund is in a long position on that commodity, the value of the futures contract may change proportionately.

      2. INDEX FUTURES CONTRACTS -- An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract was originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the index at the expiration of the contract.

      3. CURRENCY FUTURES CONTRACTS -- Currency futures contracts are transferable futures contracts that specify a price at which a currency can be bought or sold at a future date. Currency futures contracts allow investors to hedge against foreign currency exchange risk. Because currency futures contracts are marked-to-market daily, investors can exit their obligation to buy or sell the currency prior to the contract's delivery date by closing out the position. With currency futures contracts, the price is determined when the contract is signed, just as it is in the foreign currency exchange market, and the currency pair is exchanged on the delivery date, which is usually sometime in the distant future.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on Futures" on the Consolidated Statement of Operations. This daily fluctuation in value of the contract is also known as variation margin and is included as "Variation margin" payable and/or receivable on the Consolidated Statement of Assets and Liabilities.

When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                               DECEMBER 31, 2013

may undertake and on the potential increase in the speculative character of the Subsidiary's outstanding portfolio securities. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

At December 31, 2013, the Fund had the following derivatives, categorized by risk exposure:

                                  Asset Derivatives                                Liability Derivatives
                    ---------------------------------------------      ---------------------------------------------
                      Statement of Assets and                           Statement of Assets and
Risk Exposure           Liabilities Location           Fair Value        Liabilities Location             Fair Value
----------------    ---------------------------------------------      ---------------------------------------------
Commodity Risk      Variation Margin Receivable         $  51,992      Variation Margin Payable            $  34,871
Equity Risk         Variation Margin Receivable            47,541      Variation Margin Payable                   --
Currency Risk       Variation Margin Receivable            10,779      Variation Margin Payable                  160

At December 31, 2013, the Fund had the following transactions in derivative instruments:

Statement of Operations Location                      Commodity Risk         Equity Risk          Currency Risk
-----------------------------------------------      ----------------      ----------------      ----------------
Net realized gain (loss) on futures                      $ 1,681              $ 115,280              $ 25,300
Net change in unrealized gain (loss) on futures           17,121                 47,541                10,619

For the period ended December 31, 2013, the notional values of futures contracts opened and closed were as follows:

                                              Notional Amount*
                                        ----------------------------
Total Commodity Risk                                    $  8,713,843
         Futures Contracts Opened       $  5,496,332
         Futures Contracts Closed          3,217,511
Total Equity Risk                                         11,471,602
         Futures Contracts Opened          6,641,241
         Futures Contracts Closed          4,830,361
Currency Risk                                              4,333,345
         Futures Contracts Opened          2,604,259
         Futures Contracts Closed          1,729,086

*Amounts based on activity levels during 2013.

C. Investments Transactions and Investment Income

Investments transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and the accretion of discounts are recorded using the effective interest method.

D. Cash and Foreign Currency

The Fund segregates assets consisting of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures positions by registered investment companies. The cash on the books is held at Brown Brothers Harriman & Co. ("BBH") to cover the full notional value of the futures contracts. The restricted foreign currency is held for margin requirements. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, futures contracts and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period.

Purchases and sales of futures contracts and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Consolidated Statement of Operations. Unrealized gains and losses on futures contracts which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on futures" on the Consolidated Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currency transactions" on the Consolidated Statement of Operations.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                               DECEMBER 31, 2013

E. Dividends and Distribution to Shareholders

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by the Fund during the period ended December 31, 2013 was as follows:

                 Distributions        Distributions        Distributions
                   paid from            paid from            paid from
                   Ordinary              Capital             Return of
                    Income                Gains               Capital
                ---------------      ---------------      ---------------
                  $   122,992          $        --          $        --

As of December 31, 2013, the components of distributable earnings on a tax basis for the Fund were as follows:

                                       Accumulated              Net
                Undistributed          Capital and          Unrealized
                  Ordinary                Other            Appreciation
                   Income                 Gains           (Depreciation)
                ---------------      ---------------      ---------------
                  $        --          $        --          $   (78,718)

F. Income Taxes

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. At December 31, 2013, the Fund had no capital loss carryforwards outstanding for federal income tax purposes. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of December 31, 2013, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's consolidated financial statements for uncertain tax positions.

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Consolidated Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatment of net investment income from the Subsidiary. The

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                               DECEMBER 31, 2013

results of operations and net assets were not affected by these adjustments. For the period ended December 31, 2013, the adjustments for the Fund were as follows:

                                       Accumulated
                  Accumulated         Net Realized
                Net Investment         Gain (Loss)            Paid-in
                 Income (Loss)       on Investments           Capital
                ---------------      ---------------      ---------------
                  $    62,043          $   (19,326)         $   (42,717)

G. Expenses

Expenses, other than the investment advisory fee and other excluded expenses, are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor") (See Note
3).

H. Offsetting on the Statement of Assets and Liabilities

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. ASU 2011-11 and ASU 2013-1 are effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years.

The Fund adopted the disclosure requirement on netting for the current reporting period. However, the Fund is not subject to a master netting or similar agreements, and does not offset financial assets and financial liabilities for financial reporting purposes.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses.

The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with BBH. Under the servicing agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BBH is responsible for custody of the Trust's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Trust's investments and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                               DECEMBER 31, 2013

and each Committee Chairman served two-year terms until December 31, 2013 before rotating to serve as Chairman of another committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

                     4. PURCHASES AND SALES OF INVESTMENTS

For the period ended December 31, 2013, the cost of purchases and proceeds from sales of investment securities for the Fund, excluding short-term investments, derivatives, and in-kind transactions, were $0 and $0, respectively.

For the period ended December 31, 2013, the Fund had did not have any in-kind purchases or sales.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of the Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2014.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED FUND V:

We have audited the accompanying consolidated statement of assets and liabilities of First Trust Morningstar Managed Futures Strategy Fund and Subsidiary, a series of the First Trust Exchange-Traded Fund V (the "Fund"), including the consolidated portfolio of investments, as of December 31, 2013, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for the period August 1, 2013 (commencement of operations) through December 31, 2013. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the Fund's custodian and broker. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Morningstar Managed Futures Strategy Fund as of December 31, 2013, and the results of its operations, changes in its net assets, and the financial highlights for the period August 1, 2013 (commencement of operations) through December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 26, 2014

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         DECEMBER 31, 2013 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended December 31, 2013, the following percentages of the ordinary income (including the short-term capital gain) distribution made by the Fund qualify for the dividends received deduction available to corporations and is hereby designated as qualified dividend income:


          Dividends Received Deduction       Qualified Dividend Income
          ----------------------------      ----------------------------
                      0.00%                             0.00%


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD THE FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND V.

The following summarizes some of the risks that should be considered for the Fund.

BENCHMARK RISK. The Fund seeks to exceed the performance of the Morningstar Diversified Futures Index (the "Benchmark") by actively selecting investments for the Fund with varying maturities from the underlying components of the Benchmark. The Benchmark is entirely model-based. As market dynamics shift over time, the model may become outdated or inaccurate. The Benchmark and the Fund will take both long and short positions and should not be used as proxies for taking long-only positions. The Benchmark and the Fund could lose significant value during periods when long-only indexes rise. Similarly, the Benchmark and the Fund are not a substitute for short-only positions. The Benchmark is based on historical price trends. There can be no assurance that such trends will be reflected in future market movements. In markets without sustained price trends, or markets with significant price movements that quickly reverse, the Benchmark and the Fund may suffer significant losses. The Benchmark is based on the price of futures contracts. Futures contracts reflect the expected future value of a commodity, currency or equity index. The Benchmark and the Fund do not reflect "spot" prices. Spot prices reflect immediate delivery value, not expected future value.

CASH TRANSACTIONS RISK. Unlike most ETFs, the Fund currently intends to effect most creations and redemptions, in whole or in part, for cash, rather than in kind, because of the nature of the Fund's underlying investments. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

CLEARING BROKER RISK. The failure or bankruptcy of the Fund's and the Subsidiary's clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission ("CFTC") regulations, a clearing broker maintains customers' assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker's bankruptcy. In that event, the clearing broker's customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker's customers.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         DECEMBER 31, 2013 (UNAUDITED)

COMMODITY RISK. The value of Futures Instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of Futures Instruments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.

COUNTERPARTY RISK. The Fund bears the risk that the counterparty to a commodity derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY EXCHANGE RISK. The Fund holds investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

ETF RISK. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

FOREIGN COMMODITIES MARKETS RISK. The Fund, through the Subsidiary, will engage in trading on commodity markets outside the United States on behalf of the Fund. Trading on such markets is not regulated by any United States government agency and may involve certain risks not applicable to trading on United States exchanges. The Fund may not have the same access to certain trades as do various other participants in foreign markets. Furthermore, as the Fund will determine its net assets in United States dollars, with respect to trading in foreign markets the Fund will be subject to the risk of fluctuations in the exchange rate between the local currency and dollars as well as the possibility of exchange controls. Certain futures contracts traded on foreign exchanges are treated differently for federal income tax purposes than are domestic contracts.

FREQUENT TRADING RISK. The Fund regularly purchases and subsequently sells, i.e. "rolls," individual commodity futures contracts throughout the year so as to maintain a fully invested position. As the commodity contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund's performance.

FUTURES RISK. The Fund invests in futures through the Subsidiary. All futures and futures-related products are highly volatile. Price movements are influenced by, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies.

GAP RISK. The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day's closing price.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments.

INVESTMENT COMPANIES RISK. The Fund may invest in securities of other investment companies, including ETFs. As a shareholder in other investment companies, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's advisory and administrative fees with respect to assets so invested. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs or other exchange-traded investment companies.

ISSUER SPECIFIC RISK. Issuer specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         DECEMBER 31, 2013 (UNAUDITED)

LIQUIDITY RISK. The Fund invests in Futures Instruments, which may be less liquid than other types of investments. The illiquidity of Futures Instruments could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. The trading prices of commodities futures, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund's net asset value and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-CORRELATION RISK. The Fund's return may not match the return of the Benchmark for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Benchmark, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Benchmark. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Benchmark or the ratios between the securities included in the Benchmark.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. INVESTMENT RISK. The Fund may invest in commodity futures contracts traded on non-U.S. exchanges. Transactions on non-U.S. exchanges or with non-U.S. counterparties present risks because they may not subject to the same degree of regulation as their U.S. counterparts.

PORTFOLIO STRATEGY RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REGULATORY RISK. The CFTC has adopted amendments to CFTC Rule 4.5, which subject the Fund and the Subsidiary to regulation by the CFTC and may impose additional disclosure, reporting and recordkeeping rules on the Fund and the Subsidiary. Compliance with these additional rules may increase Fund expenses. Certain of the rules that would apply to the Fund and the Subsidiary have not yet been adopted, and it is unclear what effect such rules would have on the Fund and the Subsidiary if they are adopted. In addition, certain exchanges may limit the maximum net long or net short speculative positions that a party may hold or control in any particular futures or options contracts, and it is possible that other regulatory authorities may adopt similar limits. Position limits are currently the subject of disputes being resolved in the U.S. court system. The Fund's investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHORT SALES RISK. The Fund may engage in "short sale" transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund also may enter into a short derivative position through a futures contracts, or short positions on currency futures. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         DECEMBER 31, 2013 (UNAUDITED)

interest paid to a third party in connection with the short sale. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

SUBSIDIARY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

TAX RISK. The Fund intends to treat any income it may derive from Commodity Futures Instruments (other than derivatives described in Revenue Rulings 2006 1 and 2006 31) received by the Subsidiary as "qualifying income" under the provisions of the Internal Revenue Code of 1986, as amended, applicable to "regulated investment companies" ("RICs"), based on a tax opinion received from special counsel which was based, in part, on numerous private letter rulings ("PLRs") provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent). Shareholders and potential investors should be aware, however, that, in July 2011, the Internal Revenue Service ("IRS") suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which was still ongoing at the date of this prospectus. If, at the end of that re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund's Board of Trustees may determine to reorganize or close the Fund or materially change the Fund's investment objective and strategies.

In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

The Fund may invest a portion of its assets in equity repurchase agreements. Recent changes in the law have the potential of changing the character and source of such instruments potentially subjecting them to unexpected U.S. taxation. Depending upon the terms of the contracts, the Fund may be required to indemnify the counterparty for such increased tax.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

VOLATILITY RISK. The Fund seeks to exceed the performance of the Benchmark by actively selecting investments for the Fund with varying maturities from the underlying components of the Benchmark. The Fund and Benchmark are designed to capture the long-term economic benefits of rising or declining market trends. Frequent or significant short-term price movements could adversely impact the performance of the Benchmark and the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund's significant use of financial instruments that have a leveraging effect. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and as a result, a relatively small price movement in a Futures Instrument may result in immediate and substantial losses to the Fund.

WHIPSAW MARKETS RISK. The Fund seeks to exceed the performance of the Benchmark by actively selecting investments for the Fund with varying maturities from the underlying components of the Benchmark. The Fund may be subject to the forces of the "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse, could cause substantial losses to the Benchmark and the Fund.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         DECEMBER 31, 2013 (UNAUDITED)


                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund V (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Fund Agreement") with First Trust Advisors L.P. ("First Trust") for First Trust Morningstar Managed Futures Strategy Fund (the "Fund"), a series of the Trust, for an initial two year term at a meeting held on April 30, 2013. Because the Fund will seek to achieve its investment objective by investing in commodity, equity and currency futures contracts through a wholly-owned subsidiary of the Fund, the Board of Trustees, including the Independent Trustees, also approved an Investment Management Agreement (the "Subsidiary Agreement" and together with the Fund Agreement, the "Agreements") with First Trust for the wholly-owned subsidiary (the "Subsidiary"), also for an initial two year term. The Board of Trustees determined that the Agreements are in the best interests of the Fund in light of the extent and quality of services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a report in advance of the Board meeting that, among other things, outlined the services to be provided by First Trust to the Fund and the Subsidiary (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for the Fund as compared to fees charged by advisors to other relevant funds, including exchange-traded funds ("ETFs") and open-end funds, and as compared to fees charged to other ETFs managed by First Trust; the estimated expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreements, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreements. The Board noted that the Fund is the initial series of the Trust and considered the efforts expended by First Trust in organizing the Trust and the Subsidiary and making arrangements for other services to be provided to the Fund and the Subsidiary. The Board considered that First Trust employees provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered that, unlike most other ETFs to which First Trust currently provides management services, the Fund is an actively managed ETF, and investment decisions will be the primary responsibility of First Trust. At the meeting, the Trustees received a presentation from two of the proposed portfolio managers for the Fund and were able to ask questions about the proposed investment strategies for the Fund, including the investment in commodity, equity and currency futures contracts through the Subsidiary. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund and the Subsidiary. Since the Fund had yet to commence investment operations, the Board could not consider the investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund and the Subsidiary by First Trust under the Agreements are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for the Fund. The Board noted that under the unitary fee arrangement, the Fund would pay First Trust pursuant to the terms of the Fund Agreement a fee equal to an annual rate of 0.95% of its average daily net assets and that First Trust would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees and distribution fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board noted that First Trust would receive no compensation under the Subsidiary Agreement. The Board reviewed information provided by First Trust and Lipper Inc. ("Lipper"), an independent source, for the Fund on the advisory fees and expense ratios of other relevant ETFs and open-end funds. The Board noted that the First Trust and Lipper peer groups included only two overlapping peer funds. The Board noted that the Fund's total expense ratio under its proposed unitary fee was equal to the lowest total expense ratio (after fee waivers and expense reimbursements) in the First Trust peer group and was below the median of the Lipper peer group. The Board also considered information provided by First Trust on the advisory fees and expense ratios of all other actively managed ETFs brought to market through March 2013, noting there are differences in investment strategies between the Fund and most of these actively managed ETFs, and that the expense ratio (excluding acquired fund fees and expenses) of the most similar actively managed ETF was the same as the unitary fee for the Fund. The Board considered the total expense ratios (after fee waivers or expense reimbursements, if applicable) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee and First Trust ETFs

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         DECEMBER 31, 2013 (UNAUDITED)

that are actively managed, noting that First Trust does not provide advisory services to any ETFs that have investment strategies similar to the Fund's. In light of the information considered and the nature, extent and quality of services expected to be provided under the Agreements, the Board determined that the proposed unitary fee for the Fund was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would benefit First Trust, but that a unitary fee structure provides certainty in expenses for the Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed for the Fund under the Fund Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Fund Agreement to First Trust. The Board considered fall-out benefits described by First Trust that may be realized from its relationship with the Fund, including First Trust's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         DECEMBER 31, 2013 (UNAUDITED)

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                     NUMBER OF          OTHER
                                                                                                   PORTFOLIOS IN   TRUSTEESHIPS OR
                                     TERM OF OFFICE                                               THE FIRST TRUST   DIRECTORSHIPS
    NAME, ADDRESS,                   AND YEAR FIRST                                                 FUND COMPLEX   HELD BY TRUSTEE
   DATE OF BIRTH AND                   ELECTED OR               PRINCIPAL OCCUPATIONS               OVERSEEN BY      DURING PAST
POSITION WITH THE TRUST                 APPOINTED                DURING PAST 5 YEARS                  TRUSTEE          5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term        Physician; President, Wheaton Orthopedics;      105       None
c/o First Trust Advisors L.P.                           Limited Partner, Gundersen Real Estate
120 East Liberty Drive,        o Since Inception        Limited Partnership; Member, Sportsmed
  Suite 400                                             LLC
Wheaton, IL 60187
D.O.B.: 04/51


Thomas R. Kadlec, Trustee      o Indefinite Term        President (March 2010 to Present), Senior       105       Director of ADM
c/o First Trust Advisors L.P.                           Vice President and Chief Financial Officer                Investor Services,
120 East Liberty Drive,        o Since Inception        (May 2007 to March 2010), ADM Investor                    Inc. and ADM
  Suite 400                                             Services, Inc. (Futures Commission                        Investor Services
Wheaton, IL 60187                                       Merchant)                                                 International
D.O.B.: 11/57


Robert F. Keith, Trustee       o Indefinite Term        President (2003 to Present), Hibs               105       Director of Trust
c/o First Trust Advisors L.P.                           Enterprises (Financial and Management                     Company of
120 East Liberty Drive,        o Since Inception        Consulting)                                               Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee       o Indefinite Term        President and Chief Executive Officer           105       Director of
c/o First Trust Advisors L.P.                           (June 2012 to Present), Dew Learning LLC                  Covenant
120 East Liberty Drive,        o Since Inception        (Educational Products and Services);                      Transport Inc.
  Suite 400                                             President (June 2002 to June 2013),
Wheaton, IL 60187                                       Covenant College
D.O.B.: 03/54
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term        Chief Executive Officer (December 2010 to       105       None
Chairman of the Board                                   Present), President (until December 2010),
120 East Liberty Drive,        o Since Inception        First Trust Advisors L.P. and First Trust
  Suite 400                                             Portfolios L.P.; Chairman of the Board of
Wheaton, IL 60187                                       Directors, BondWave LLC (Software
D.O.B.: 09/55                                           Development Company/Investment Advisor
                                                        and Stonebridge Advisors LLC (Investment
                                                        Advisor)

-------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         DECEMBER 31, 2013 (UNAUDITED)

                                  POSITION AND            TERM OF OFFICE
     NAME, ADDRESS                   OFFICES               AND LENGTH OF                 PRINCIPAL OCCUPATIONS
   AND DATE OF BIRTH               WITH TRUST                 SERVICE                     DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley          President and Chief            o Indefinite Term      Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,    Executive Officer                                     and Chief Financial Officer, First Trust Advisors
   Suite 400                                            o Since Inception      L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                              Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                  Company/Investment Advisor) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)

James M. Dykas           Treasurer, Chief Financial     o Indefinite Term      Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,    Officer and Chief                                     President (April 2007 to Present), Vice President
   Suite 400             Accounting Officer             o Since Inception      (January 2005 to April 2007), First Trust Advisors
Wheaton, IL 60187                                                              L.P. and First Trust Portfolios L.P.
D.O.B.: 01/66

W. Scott Jardine         Secretary and Chief            o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,    Legal Officer                                         Trust Portfolios L.P.; Secretary and General Counsel,
   Suite 400                                            o Since Inception      BondWave LLC (Software Development
Wheaton, IL 60187                                                              Company/Investment Advisor); Secretary of
D.O.B.: 05/60                                                                  Stonebridge Advisors LLC (Investment Advisor)

Daniel J. Lindquist      Vice President                 o Indefinite Term      Managing Director (July 2012 to Present), Senior
120 E. Liberty Drive,                                                          Vice President (September 2005 to July 2012),
   Suite 400                                            o Since Inception      First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 02/70

Kristi A. Maher          Chief Compliance Officer       o Indefinite Term      Deputy General Counsel, First Trust Advisors
120 E. Liberty Drive,    and Assistant Secretary                               L.P. and First Trust Portfolios L.P.
   Suite 400                                            o Since Inception
Wheaton, IL 60187
D.O.B.: 12/66

Roger F. Testin          Vice President                 o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
120 E. Liberty Drive,                                                          and First Trust Portfolios L.P.
   Suite 400                                            o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66

Stan Ueland              Vice President                 o Indefinite Term      Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                          Vice President (August 2005 to September 2012),
   Suite 400                                            o Since Inception      First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 11/70

-------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         DECEMBER 31, 2013 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis (a social media sharing service), to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, we restrict access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

FIRST TRUST

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

      (e)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees -- The aggregate fees billed for each of the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year was $35,000 for the fiscal year ended beginning from Registrant's inception on August 1, 2013 through December 31, 2013.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended beginning from Registrant's inception on August 1, 2013 through December 31, 2013.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item were $10,500 for the fiscal year ended beginning from Registrant's inception on August 1, 2013 through December 31, 2013.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 for the fiscal year ended beginning from Registrant's inception on August 1, 2013 through December 31, 2013.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 for the fiscal year ended beginning from Registrant's inception on August 1, 2013 through December 31, 2013.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended beginning from Registrant's inception on August 1, 2013 through December 31, 2013.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended beginning from Registrant's inception on August 1, 2013 through December 31, 2013.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                          (b)  0%
                          (c)  0%
                          (d)  0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the Registrant's fiscal year beginning from Registrant's inception on August 1, 2013 through December 31, 2013, were $0 for the Registrant, $35,000 for the Registrant's investment adviser, and $33,300 for the Registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.


ITEM 6. INVESTMENTS.

      (a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

      (b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At the registrant's organizational meeting the registrant's Board of Trustees adopted a Nominating and Governance Committee Charter which includes procedures by which shareholders may recommend nominees to the registrant's board of trustees as described below:

      When a vacancy on the Board of Trustees of a First Trust Fund occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. A shareholder may recommend a person for nomination as a candidate at any time. If a recommendation is received with satisfactorily completed information (as set forth below) regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Committee and the outside counsel to the independent trustees. Recommendations received at any other time will be kept on file until such time as the Committee is accepting recommendations, at which point they may be considered for nomination.

      To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund shall mail such recommendation to W. Scott Jardine, Secretary, at the Fund's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d),
      (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee. The Committee will not consider new trustee candidates who are 72 years of age or older during the initial term.

A copy of the Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
        Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a) (3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)           First Trust Exchange-Traded Fund V
            --------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 20, 2014
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 20, 2014
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: February 20, 2014
     --------------------

* Print the name and title of each signing officer under his or her signature.